8 Inventories	12 Months Ended
Dec. 31, 2019
Disclosure Of Inventories Abstract
Inventories

8	Inventories

	2019	2018

Finished goods	4,634,192	5,542,220
Raw materials, production inputs and packaging	1,665,797	1,578,523
Maintenance materials	608,693	465,684
Advances to suppliers	68,382	93,445
Imports in transit	664,345	838,099
Total	7,641,409	8,517,971

Current assets	7,625,084	8,486,577
Non-current assets	16,325	31,394
Total	7,641,409	8,517,971

Inventories of finished products are stated at average cost of purchase or production or the estimated price of sale or acquisition, excluding taxes, whichever is lower

The value of finished products includes raw materials, ancillary and maintenance materials used, depreciation of industrial facilities, expenses with Company’s and third-party personnel involved in industrial production and maintenance, and logistics expenses with the transfer of these products from the plants to the sale terminals.

Finished goods are measured at the lower of cost and net realizable value and, when necessary, a provision is recorded. For this estimate, the Company considers the sale price, reduced by all costs of sale, projected for the period during which it expects to sell the product. This period is determined based on historical data for turnover of the respective inventory.

The effect of the provision for inventories in 2019 and 2018 is shown below:

	2019	2018
Additions	(72,672)	(23,674)
Reversals	10,636	14,721
Total	(62,036)	(8,953)